Concentrations (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Equipment Net
Total equipment, net	$ 2,208,000	$ 1,652,000
Product Concentration Risk [Member] | AXP [Member]
Concentration of Risk by Customer Product and Geographic Area [Abstract]
Concentration risk, percentage (in hundredths)	41.00%	39.00%	34.00%
Product Concentration Risk [Member] | BioArchive [Member]
Concentration of Risk by Customer Product and Geographic Area [Abstract]
Concentration risk, percentage (in hundredths)	20.00%	21.00%	28.00%
Product Concentration Risk [Member] | Other Cord Blood [Member]
Concentration of Risk by Customer Product and Geographic Area [Abstract]
Concentration risk, percentage (in hundredths)	13.00%	12.00%	9.00%
Product Concentration Risk [Member] | Res-Q/MXP [Member]
Concentration of Risk by Customer Product and Geographic Area [Abstract]
Concentration risk, percentage (in hundredths)	13.00%	11.00%	10.00%
Product Concentration Risk [Member] | ThermoLine [Member]
Concentration of Risk by Customer Product and Geographic Area [Abstract]
Concentration risk, percentage (in hundredths)	3.00%	4.00%	6.00%
Product Concentration Risk [Member] | CryoSeal [Member]
Concentration of Risk by Customer Product and Geographic Area [Abstract]
Concentration risk, percentage (in hundredths)	2.00%	7.00%	3.00%
Geographic Concentration Risk [Member]
Sales to customers [Abstract]
Sales to customers	17,963,000	19,023,000	23,400,000
Equipment Net
Total equipment, net	2,208,000	1,652,000
Geographic Concentration Risk [Member] | United States [Member]
Sales to customers [Abstract]
Sales to customers	8,011,000	10,783,000	13,745,000
Equipment Net
Total equipment, net	1,005,000	1,269,000
Geographic Concentration Risk [Member] | China [Member]
Sales to customers [Abstract]
Sales to customers	2,058,000	609,000	778,000
Equipment Net
Total equipment, net	678,000	151,000
Geographic Concentration Risk [Member] | Hong Kong [Member]
Sales to customers [Abstract]
Sales to customers	2,006,000	514,000	584,000
Geographic Concentration Risk [Member] | Costa Rica [Member]
Equipment Net
Total equipment, net	403,000	205,000
Geographic Concentration Risk [Member] | All other countries [Member]
Equipment Net
Total equipment, net	122,000	27,000
Geographic Concentration Risk [Member] | Asia - other [Member]
Sales to customers [Abstract]
Sales to customers	1,855,000	2,887,000	2,335,000
Geographic Concentration Risk [Member] | Europe [Member]
Sales to customers [Abstract]
Sales to customers	2,030,000	1,806,000	3,453,000
Geographic Concentration Risk [Member] | South America [Member]
Sales to customers [Abstract]
Sales to customers	831,000	1,505,000	1,904,000
Geographic Concentration Risk [Member] | Other [Member]
Sales to customers [Abstract]
Sales to customers	1,172,000	919,000	601,000
Sales Revenue [Member]
Concentration of Risk by Customer Product and Geographic Area [Abstract]
Number of major distributors	4	5
Distributor 1 [Member] | Accounts Receivable [Member]
Concentration of Risk by Customer Product and Geographic Area [Abstract]
Concentration risk, percentage (in hundredths)	28.00%
Distributor 1 [Member] | Sales Revenue [Member]
Concentration of Risk by Customer Product and Geographic Area [Abstract]
Concentration risk, percentage (in hundredths)	11.00%
Distributor 2 [Member] | Accounts Receivable [Member]
Concentration of Risk by Customer Product and Geographic Area [Abstract]
Concentration risk, percentage (in hundredths)	18.00%	13.00%
Distributor 2 [Member] | Sales Revenue [Member]
Concentration of Risk by Customer Product and Geographic Area [Abstract]
Concentration risk, percentage (in hundredths)	13.00%	10.00%	10.00%
Concentration risk, major customer	2,299,000	1,870,000	2,229,000
Distributor 3 [Member] | Accounts Receivable [Member]
Concentration of Risk by Customer Product and Geographic Area [Abstract]
Concentration risk, percentage (in hundredths)	10.00%	10.00%
Distributor 3 [Member] | Sales Revenue [Member]
Concentration of Risk by Customer Product and Geographic Area [Abstract]
Concentration risk, percentage (in hundredths)	11.00%
Distributor 4 [Member] | Accounts Receivable [Member]
Concentration of Risk by Customer Product and Geographic Area [Abstract]
Concentration risk, percentage (in hundredths)	10.00%
Distributor 5 [Member] | Accounts Receivable [Member]
Concentration of Risk by Customer Product and Geographic Area [Abstract]
Concentration risk, percentage (in hundredths)		22.00%
Distributor 5 [Member] | Sales Revenue [Member]
Concentration of Risk by Customer Product and Geographic Area [Abstract]
Concentration risk, percentage (in hundredths)	21.00%	35.00%	33.00%
Concentration risk, major customer	$ 3,755,000	$ 6,746,000	$ 7,824,000
Distributor 6 [Member] | Accounts Receivable [Member]
Concentration of Risk by Customer Product and Geographic Area [Abstract]
Concentration risk, percentage (in hundredths)		13.00%
Distributor 7 [Member] | Accounts Receivable [Member]
Concentration of Risk by Customer Product and Geographic Area [Abstract]
Concentration risk, percentage (in hundredths)		12.00%